Principal Variable Contracts Funds, Inc.
Supplement dated September 5, 2023
to the Prospectus and Statement of Additional Information
both dated May 1, 2023
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus for the Diversified International Account.

SUMMARY FOR DIVERSIFIED INTERNATIONAL FUND
In the Investment Advisor and Portfolio Managers section, add the following in alphabetical order:
•George Maris (since 2023), Portfolio Manager

MANAGEMENT OF THE FUNDS
Under The Manager and Advisor, add the following alphabetically to the list of portfolio managers:
George Maris has been with Principal® since 2023. Prior to that, Mr. Maris was the Head of Equities, Americas region, and Lead Portfolio Manager of the Global Alpha Equity Team at Janus Henderson Investors, since 2011. He earned a bachelor’s degree in economics from Swarthmore College, a masters of business administration from the University of Chicago, and a Juris Doctor from the University of Illinois. Mr. Maris has earned the right to use the Chartered Financial Analyst designation.
The changes described below are being made to the Statement of Additional Information for the Diversified International Account.

PORTFOLIO MANAGER DISCLOSURE
In the Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers) Other Accounts Managed table, add the following alphabetically to the list of portfolio managers:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
George Maris (1): Diversified International Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

(1) Information as of August 31, 2023

In the Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers) Ownership of Securities table, add the following alphabetically to the list of portfolio managers:
Ownership of Securities

Portfolio Manager	PVC Accounts/Portfolios Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
George Maris (1)	Diversified International	None

(1) Information as of August 31, 2023

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